EXCLUSIVE SUPPLY AND PURCHASE AGREEMENTS (Details Narrative 1) - USD ($)		6 Months Ended	12 Months Ended
	May 05, 2020	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
Roboro [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of interest acquired	100.00%
Roboro Industries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of agreement			2 years
Value of outstanding common shares acquired	$ 500,000
Minimum purchase commitments	$ 102,000			$ 55,713
Bip Manufacturer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of agreement		4 years	4 years
Additional term of agreement		1 year	1 year
Minimum purchase commitments			$ 205,132	195,733
Safariland Llc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of agreement			4 years
Additional term of agreement			1 year
Revenues from sales			$ 24,850	$ 0